FINANCIAL INCOME (EXPENSES), NET (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Nonoperating Income (Expense) [Abstract]
Bank charges	$ (728)	$ (761)	$ (539)
Gain (Loss) on Foreign Currency Derivatives Recorded in Earnings, Net	9,747	6,408	(5,529)
Amortization of debt discount and issuance costs	(5,213)	(5,298)	(29,954)
Foreign Currency Transaction Gain (Loss), before Tax	(6,403)	(6,711)	(2,352)
Equity Securities, FV-NI, Unrealized Gain	(200,338)	267,831	69,042
Total expenses	(202,935)	261,469	30,668
Investment Income, Interest	19,422	10,474	16,391
Total financial income (expenses), net	$ (183,513)	$ 271,943	$ 47,059